Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2025 USD ($) $ / shares	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

					Value of Initial Fixed $100 Investment Based on:(3)
Year(1)	Summary Compensation Table Total for CEO	Compensation Actually Paid to CEO(2)	Average Summary Compensation Table Total for Non-CEO NEOs	Average Compensation Actually Paid to Non-CEO NEOs(2)	Total Stockholder Return	Peer Group Total Stockholder Return	Net Income	AFFO Per Share(4)
2025(5)	$4,722,417	$3,808,420	$4,241,715	$3,404,184	$38	$138	$114,435,000	$7.24
2024	4,999,273	3,156,915	3,427,166	1,927,190	47	134	159,857,000	$8.98
2023	5,051,022	3,926,040	3,280,871	2,547,486	66	123	164,236,000	$9.08
2022	10,819,354	(1,022,443)	7,987,748	(1,000,664)	60	108	153,034,000	$8.45
2021	6,969,088	5,238,393	5,422,867	4,396,747	147	143	112,638,000	$6.66

Company Selected Measure Name	AFFO Per Share
Named Executive Officers, Footnote	(1)The CEO for all periods presented is Mr. Smithers. For 2025, the non-CEO NEOs are Mr. Gold and Mr. Smith. For 2024, the non-CEO NEOs are Mr. Gold, Mr. Smith, and Mr. Wolfe. For 2023, the non-CEO NEOs are Mr. Gold, Mr. Smith, Mr. Wolfe and Ms. Hastings and for 2022 and 2021 the non-CEO NEOs are Mr. Gold, Mr. Wolfe and Ms. Hastings. Mr. Smith was appointed chief financial officer and treasurer in March 2023, concurrent with Ms. Hastings’ appointment as chief operating officer.
Peer Group Issuers, Footnote	(3)Total stockholder return (“TSR”) represents our cumulative TSR, calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between our share price at the end and the beginning of the measurement period by our share price at the beginning of the measurement period. Peer Group TSR reflects the cumulative TSR of the MSCI US REIT Index (the “REIT Index”), which includes all tax-qualified equity REITs listed in the United States, as reflected in the stock performance graph in Part II, Item 5. of our annual report on Form 10-K for year ended December 31, 2025. Each year reflects what the cumulative value of $100 invested as of immediately prior to January 1, 2021 would be as of the applicable date, calculated on a dividends reinvested basis.
PEO Total Compensation Amount	$ 4,722,417	$ 4,999,273	$ 5,051,022	$ 10,819,354	$ 6,969,088
PEO Actually Paid Compensation Amount	$ 3,808,420	3,156,915	3,926,040	(1,022,443)	5,238,393
Adjustment To PEO Compensation, Footnote
(2)Fair value or change in fair value, as applicable, of equity awards in the “Compensation Actually Paid” columns was determined by reference to (1) for restricted stock and RSU awards, closing price on applicable year-end dates or, in the case of vesting dates, the actual vesting price, and (2) for PSU awards, the fair value calculated by a Monte Carlo simulation model as of the applicable year-end date(s). For the portion of “Compensation Actually Paid” that is based on year-end stock prices, the following prices were used: for 2025: $47.36 (29% decrease from prior year) for 2024: $66.64 (34% decrease from prior year), for 2023: $100.82 (1% decrease from prior year), for 2022: $101.35 (61% decrease from prior year), and for 2021: $262.91 (44% increase from prior year).
(5)2025 “Compensation Actually Paid” to the CEO and the average “Compensation Actually Paid” to the Non-CEO NEOs reflect the following adjustments from Total Compensation reported in the Summary Compensation Table (the “SCT”):

2025	CEO	Average of Non-CEO NEOs
CEO and Average of Non-CEO NEOs Total Reported in 2025 SCT	$4,722,417	$4,241,715
Less, Value of Stock Awards Reported in SCT	(2,375,203)	(2,162,579)
Plus, Year-End Value of Stock Awards Granted in Fiscal Year that are Unvested and Outstanding	1,537,164	1,399,559
Plus, Change in Fair Value of Prior Year Stock Awards that are Unvested and Outstanding	(494,918)	(458,478)
Plus, Dividends and Dividend Equivalents Paid this Year on Unvested Stock Awards	418,960	383,967
Total Adjustments	(913,997)	(837,531)
“Compensation Actually Paid” for Fiscal Year 2025	$3,808,420	$3,404,184

Non-PEO NEO Average Total Compensation Amount	$ 4,241,715	3,427,166	3,280,871	7,987,748	5,422,867
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,404,184	1,927,190	2,547,486	(1,000,664)	4,396,747
Adjustment to Non-PEO NEO Compensation Footnote
(2)Fair value or change in fair value, as applicable, of equity awards in the “Compensation Actually Paid” columns was determined by reference to (1) for restricted stock and RSU awards, closing price on applicable year-end dates or, in the case of vesting dates, the actual vesting price, and (2) for PSU awards, the fair value calculated by a Monte Carlo simulation model as of the applicable year-end date(s). For the portion of “Compensation Actually Paid” that is based on year-end stock prices, the following prices were used: for 2025: $47.36 (29% decrease from prior year) for 2024: $66.64 (34% decrease from prior year), for 2023: $100.82 (1% decrease from prior year), for 2022: $101.35 (61% decrease from prior year), and for 2021: $262.91 (44% increase from prior year).
(5)2025 “Compensation Actually Paid” to the CEO and the average “Compensation Actually Paid” to the Non-CEO NEOs reflect the following adjustments from Total Compensation reported in the Summary Compensation Table (the “SCT”):

2025	CEO	Average of Non-CEO NEOs
CEO and Average of Non-CEO NEOs Total Reported in 2025 SCT	$4,722,417	$4,241,715
Less, Value of Stock Awards Reported in SCT	(2,375,203)	(2,162,579)
Plus, Year-End Value of Stock Awards Granted in Fiscal Year that are Unvested and Outstanding	1,537,164	1,399,559
Plus, Change in Fair Value of Prior Year Stock Awards that are Unvested and Outstanding	(494,918)	(458,478)
Plus, Dividends and Dividend Equivalents Paid this Year on Unvested Stock Awards	418,960	383,967
Total Adjustments	(913,997)	(837,531)
“Compensation Actually Paid” for Fiscal Year 2025	$3,808,420	$3,404,184

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table	The performance measures included in this table are not ranked by relative importance.

Most Important Performance Measures
AFFO per Share
Investments
AFFO Payout Ratio

Total Shareholder Return Amount	$ 38	47	66	60	147
Peer Group Total Shareholder Return Amount	138	134	123	108	143
Net Income (Loss) Available to Common Stockholders, Basic	$ 114,435,000	$ 159,857,000	$ 164,236,000	$ 153,034,000	$ 112,638,000
Company Selected Measure Amount | $ / shares	7.24	8.98	9.08	8.45	6.66
PEO Name	Mr. Smithers
Compensation Actually Paid, Portion Based On Year-End Stock Price, Share Price | $ / shares	$ 47.36	$ 66.64	$ 100.82	$ 101.35	$ 262.91
Percentage Increase (Decrease) In Share Price	(29.00%)	(34.00%)	(1.00%)	(61.00%)	44.00%
Measure:: 1
Pay vs Performance Disclosure
Name	AFFO per Share
Non-GAAP Measure Description	(4)Adjusted funds from operations (“AFFO”) per share, a non-GAAP financial measure, provides useful information to investors because it is a widely accepted industry measure of the operating performance of REITs that is used by industry analysts and investors who look at and compare those companies. It provides an additional measure to compare the operating performance of REITs without having to account for differing depreciation assumptions and other unique revenue and expense items, which we believe are not pertinent to measuring a particular company’s on-going operating performance. The most appropriate GAAP performance metric to which AFFO should be reconciled is net income available to common stockholders per share. For a reconciliation of AFFO per share to net income available to common stockholders per share, see Appendix A of this Proxy Statement.
Measure:: 2
Pay vs Performance Disclosure
Name	Investments
Measure:: 3
Pay vs Performance Disclosure
Name	AFFO Payout Ratio
PEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (913,997)
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,375,203)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,537,164
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(494,918)
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	418,960
Non-PEO NEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(837,531)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,162,579)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,399,559
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(458,478)
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 383,967